Summary Of Significant Accounting Policies (Details)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) supplier	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Significant Accounting Policies [Line Items]
Other noncurrent assets	$ 6,919,000	$ 6,743,000				$ 6,430,000				$ 6,919,000		$ 6,743,000	$ 6,430,000
Unbilled energy revenues		48,400,000				50,100,000						48,400,000	50,100,000
Operating revenues	292,477,000	316,637,000	$ 335,574,000	$ 314,160,000	$ 355,303,000	307,874,000	$ 321,274,000	$ 299,569,000	$ 327,017,000	624,678,000	$ 669,463,000	1,321,674,000	1,255,734,000	$ 1,229,777,000
Provision for doubtful accounts												4,900,000	3,800,000	$ 3,400,000
Loss contingencies accrued		5,200,000				4,300,000						$ 5,200,000	$ 4,300,000
Number of suppliers | supplier												4
Period of long-term coal contract												3 years
Capitalized amount, rate												8.30%	8.60%	8.40%
Depreciation rate												4.10%	4.00%	4.00%
Depreciation expense												$ 185,900,000	$ 180,000,000	$ 175,900,000
Utility plant assets	3,101,543,000	2,856,634,000				2,553,261,000				3,101,543,000		$ 2,856,634,000	2,553,261,000	2,426,000,000
Labor Force Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage												66.00%
Supplier Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage												45.00%
Number of suppliers included in largest concentration risk | supplier												1
Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Other noncurrent assets	1,768,000	1,648,000				1,434,000				1,768,000		$ 1,648,000	1,434,000
Unbilled energy revenues		48,400,000				50,100,000						48,400,000	50,100,000
Operating revenues	292,477,000	316,637,000	$ 335,574,000	$ 314,160,000	$ 355,303,000	307,874,000	$ 321,274,000	$ 299,569,000	$ 327,017,000	624,678,000	$ 669,463,000	1,321,674,000	1,255,734,000	1,229,777,000
Provision for doubtful accounts												4,900,000	3,800,000	$ 3,400,000
Loss contingencies accrued		5,200,000				4,300,000						$ 5,200,000	$ 4,300,000
Number of suppliers | supplier												4
Capitalized amount, rate												8.30%	8.60%	8.40%
Depreciation rate												4.10%	4.00%	4.00%
Depreciation expense												$ 185,900,000	$ 180,000,000	$ 175,900,000
Interest or penalties												0	0	$ 0
Utility plant assets	3,101,543,000	$ 2,856,634,000				$ 2,553,261,000				3,101,543,000		$ 2,856,634,000	$ 2,553,261,000
Indianapolis Power And Light Company [Member] | Eagle Valley CCGT And Harding Street Refueling Project [Member]
Significant Accounting Policies [Line Items]
Capitalized amount, rate												7.60%
Indianapolis Power And Light Company [Member] | Labor Force Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage												66.00%
Indianapolis Power And Light Company [Member] | Supplier Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage												45.00%
Physical Unit [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date												Dec. 14, 2015
Physical Unit [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date												Dec. 14, 2015
Clerical-Technical Unit [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date												Feb. 20, 2017
Clerical-Technical Unit [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date												Feb. 20, 2017
Adjustments for New Accounting Principle, Early Adoption [Member]
Significant Accounting Policies [Line Items]
Other noncurrent assets	(19,300,000)									(19,300,000)
Adjustments for New Accounting Principle, Early Adoption [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Other noncurrent assets	$ (10,900,000)									$ (10,900,000)